Subsequent Events (Narrative) (Detail) - Subsequent Event - JPY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended	5 Months Ended
	Nov. 30, 2021	Dec. 27, 2021	Mar. 31, 2022	Nov. 15, 2021
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (in shares)			300,000,000
Stock repurchase program, authorized amount			¥ 150,000
Treasury stock, shares acquired (in shares)		35,600,900
Treasury stock, shares acquired, value		¥ 22,605
Treasury stock, shares retired (in shares)	300,000,000
Common Stock
Subsequent Event [Line Items]
Dividends payable (in Yen per share)				¥ 13.5
Dividends payable, total amount				¥ 173,791
Shares repurchased as % of total shares			2.33%